Employee Compensation and Benefits (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Net actuarial loss / (gain)	$ (14)	$ (86)	$ 100	$ (51)
Amortization of net actuarial (gain)	(21)	(15)	(64)	(47)
Deferred tax expense / (benefit)	9	25	(9)	25
Unrecognized actuarial loss / (gain) on employee benefit plan obligations	$ (26)	$ (76)	$ 27	$ (73)